Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
	December 31
	2015	2014
Cost
Land	$2,510	$2,510
Buildings	6,066	8,055
Equipment	21,819	22,751
Furniture and fixtures	826	1,030
Leasehold improvements	1,785	2,052
Transportation equipment	698	668
Property leased to others	3,875	3,766
Prepayment for property and equipment	1,863	4,397
	39,442	45,229
Accumulated depreciation
Buildings	1,526	1,757
Equipment	20,965	20,887
Furniture and fixtures	744	886
Leasehold improvements	1,474	1,701
Transportation equipment	619	619
Property leased to others	103	16
	25,431	25,866

	$14,011	$19,363